Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 88.7%
56,842	abrdn National Municipal Income Fund	$566,146
265,460	AllianceBernstein National Municipal Income Fund, Inc.	2,837,767
129,123	BlackRock MuniAssets Fund, Inc.	1,369,995
1,122,458	BlackRock MuniHoldings California Quality Fund, Inc.	11,673,563
2,066,475	BlackRock MuniHoldings Fund, Inc.	23,309,838
344,567	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	3,986,640
390,223	BlackRock MuniYield Michigan Quality Fund, Inc.	4,635,849
953,650	BlackRock MuniYield New York Quality Fund, Inc.	9,155,040
1,619,778	BlackRock MuniYield Quality Fund III, Inc.	17,023,867
1,632,324	BlackRock MuniYield Quality Fund, Inc.	17,922,917
68,229	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	719,134
425,476	BNY Mellon Strategic Municipal Bond Fund, Inc.	2,557,111
890,680	BNY Mellon Strategic Municipals, Inc.	5,602,377
134,395	DWS Municipal Income Trust	1,222,994
1,028,202	Eaton Vance Municipal Bond Fund	10,045,534
72,861	Eaton Vance National Municipal Opportunities Trust	1,247,380
195,329	Federated Hermes Premier Municipal Income Fund	2,134,946
928,584	Invesco Municipal Opportunity Trust	8,830,834
395,260	Invesco Municipal Trust	3,762,875
166,029	Invesco Pennsylvania Value Municipal Income Trust	1,754,927
195,032	Invesco Quality Municipal Income Trust	1,876,208
34,133	Invesco Trust for Investment Grade Municipals	336,893
594,863	MFS High Income Municipal Trust	2,206,942
179,173	MFS Municipal Income Trust	965,742
408,637	Neuberger Municipal Fund, Inc.	4,147,666
333,024	Nuveen New Jersey Quality Municipal Income Fund	4,096,195
425,353	Nuveen New York AMT-Free Quality Municipal Income Fund	4,342,854
8,884	Nuveen Pennsylvania Quality Municipal Income Fund	105,986
417,360	NYLI MacKay DefinedTerm Municipal Opportunities Fund	6,197,796
567,417	PIMCO California Municipal Income Fund	4,868,438
436,375	PIMCO Municipal Income Fund II	3,303,359
285,882	PIMCO New York Municipal Income Fund II	1,958,292
290,313	Putnam Managed Municipal Income Trust	1,785,425
557,238	Putnam Municipal Opportunities Trust	5,739,551
643,727	RiverNorth Flexible Municipal Income Fund II, Inc.	8,143,147
154,999	RiverNorth Flexible Municipal Income Fund, Inc.	2,174,636
195,309	RiverNorth Managed Duration Municipal Income Fund II, Inc. - Class USD INC	2,869,089
431,397	RiverNorth Managed Duration Municipal Income Fund, Inc.	5,879,941
156,955	RiverNorth Opportunistic Municipal Income Fund, Inc.	2,363,742
227,014	Western Asset Intermediate Muni Fund, Inc.	1,743,468
668,399	Western Asset Managed Municipals Fund, Inc.	6,871,142
	TOTAL CLOSED-END FUNDS
	(Cost $ 200,422,005)	202,336,246

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 5.1%
244,351	Invesco National AMT-Free Municipal Bond ETF	$5,615,186
121,212	VanEck High Yield Muni ETF	6,077,570
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 11,723,887)	11,692,756

Principal Amount
	SHORT-TERM INVESTMENTS — 1.6%
$3,589,078	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[1]	3,589,078
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 3,589,078)	3,589,078
	TOTAL INVESTMENTS — 95.4%
	(Cost $215,734,970)	217,618,080
	Other Assets in Excess of Liabilities — 4.6%	10,543,259
	TOTAL NET ASSETS — 100.0%	$228,161,339

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(300)	U.S. 10 Year Treasury Note	June 2026	$(33,314,063)	$375,000
(300)	U.S. Treasury Long Bond	June 2026	(34,162,500)	696,093
(200)	Ultra Long Term U.S. Treasury Bond	June 2026	(23,312,500)	540,626

TOTAL FUTURES CONTRACTS			$(90,789,063)	$1,611,719

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 82.0%
9,713	Allspring Utilities and High Income Fund	$117,527
46,259	BlackRock Multi-Sector Income Trust	579,163
19,602	Brookfield Real Assets Income Fund, Inc.	252,082
6,000	ClearBridge Energy Midstream Opportunity Fund, Inc.	316,920
41,799	DoubleLine Yield Opportunities Fund	581,842
54,708	Flaherty & Crumrine Preferred & Income Fund, Inc.	611,635
120,000	FS Credit Opportunities Corp.	612,000
53,126	FS Specialty Lending Fund	664,606
96,227	Invesco Senior Income Trust	309,851
14,579	John Hancock Diversified Income Fund	158,328
27,809	John Hancock Investors Trust	359,014
51,789	KKR Income Opportunities Fund	569,679
73,415	Nuveen Floating Rate Income Fund	552,081
25,758	Principal Real Estate Income Fund	247,534
24,764	Western Asset Emerging Markets Debt Fund, Inc.	243,183
98,410	Western Asset Global High Income Fund, Inc.	580,619
146,800	Western Asset High Income Fund II, Inc.	584,264
30,961	Western Asset Inflation-Linked Income Fund	250,165
68,500	Western Asset Inflation-Linked Opportunities & Income Fund	579,510
53,392	Western Asset Mortgage Opportunity Fund, Inc.	573,964
	TOTAL CLOSED-END FUNDS
	(Cost $ 8,661,733)	8,743,967
	COMMON STOCKS — 5.6%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 5.6%
12,000	Apex Treasury Corp. - Class A*,1	119,880
10,000	Bitcoin Infrastructure Acquisition Corp. Ltd. - Class A*,1	99,000
10,000	Drugs Made In America Acquisition II Corp.*,1	99,800
10,000	GP-Act III Acquisition Corp. - Class A*,1	108,400
12,000	McKinley Acquisition Corp. - Class A*,1	120,720
5,000	Origin Investment Corp. I*,1	51,050
		598,850
	TOTAL COMMON STOCKS
	(Cost $ 592,875)	598,850
	EXCHANGE-TRADED FUNDS — 5.9%
29,250	iShares Mortgage Real Estate ETF	627,997
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 646,852)	627,997
	RIGHTS — 0.0%
5,000	Bowen Acquisition Corp., Expiration Date: November 26, 2026*,1,2	—

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
10,000	Drugs Made In America Acquisition II Corp., Expiration Date: September 16, 2030*,1	$800
	TOTAL RIGHTS
	(Cost $ 0)	800
	UNIT TRUST FUNDS — 1.1%
12,000	FG Imperii Acquisition Corp.*,1	119,640
	TOTAL UNIT TRUST FUNDS
	(Cost $ 120,106)	119,640
	WARRANTS — 0.1%
6,000	Alchemy Investments Acquisition Corp. 1, Expiration Date: June 26, 2028*,1	960
6,000	Apex Treasury Corp., Expiration Date: November 17, 2030*,1	1,380
5,000	Bitcoin Infrastructure Acquisition Corp. Ltd., Expiration Date: December 01, 2030*,1	1,485
15,310	Electriq Power Holdings, Inc., Expiration Date: July 31, 2028*	—
11,805	Estrella Immunopharma, Inc., Expiration Date: July 19, 2028*	884
2,500	Origin Investment Corp. I, Expiration Date: May 08, 2030*,1	219
5,000	QT Imaging Holdings, Inc., Expiration Date: December 31, 2028*	1,400
3,333	Stardust Power, Inc., Expiration Date: June 21, 2029*	601
	TOTAL WARRANTS
	(Cost $ 0)	6,929

Principal Amount
	SHORT-TERM INVESTMENTS — 3.9%
$417,385	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[3]	417,385
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 417,385)	417,385
	TOTAL INVESTMENTS — 98.6%
	(Cost $10,438,951)	10,515,568
	Other Assets in Excess of Liabilities — 1.4%	153,826
	TOTAL NET ASSETS — 100.0%	$10,669,394

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(2)	E-mini Dow ($5)	June 2026	$(465,820)	$7,550
(4)	E-mini Russell 1000	June 2026	(423,260)	6,620
(7)	U.S. 10 Year Treasury Note	June 2026	(777,328)	8,750
(5)	U.S. Treasury Long Bond	June 2026	(569,375)	11,602

TOTAL FUTURES CONTRACTS			$(2,235,783)	$34,522